Related-party transactions - Assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Banco Santander, S.A. (Spain)
Related-party transactions
Other assets	$ 8
Banco Santander, S.A. (Spain) | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss	79,660	$ 109,651
Banco Santander, S.A. (Spain) | Loans and advances - Credit institutions
Related-party transactions
Financial assets at amortised cost	5,147	26,415
Banco Santander (Chile) | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss	654	154
Casa de Bolsa Santander, S.A. de C.V. | Loans and advances - Customers
Related-party transactions
Other financial assets at fair value through profit or loss		1,458
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Other intangible assets	36
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other intangible assets	469	701
Other assets	268	310
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	908	882
Santander Capital Structuring S.A. de C.V. | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost		2,337
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other intangible assets	4	78
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Other assets	184	171
SMPS Merchant Platform Solutions Mexico S.A de C.V
Related-party transactions
Other assets	42
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Other assets	1,177	1,285
Santander Brasil Tecnologia, S.A (formerly, Isban Brasil, S.A.)
Related-party transactions
Other intangible assets		11
Other related parties
Related-party transactions
Other intangible assets	8
Other assets	30	94
Bank's directors and senior managers | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	$ 4,178	$ 5,507